Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consist of the following:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Self-developed software	95,478	94,735
Acquired ERP system	8,447,014	8,381,279
Total	8,542,492	8,476,014
Less: accumulated amortization	(1,120,387)	(1,535,469)
Intangible assets, net	7,422,105	6,940,545